Listing Expense	9 Months Ended
Sep. 30, 2021
Text Block [abstract]
Listing Expense
15. LISTING EXPENSE
On November 18, 2020 the Business Combination Agreement (or Merger Agreement) was executed between CIIG and Arrival. As a result of the completion of the business combination, the shareholders of CIIG exchanged their shares in CIIG for shares in Arrival on March 24, 2021. Additionally, warrants issued by CIIG to its shareholders were cancelled and re-issued
by Arrival. As a result of this arrangement, CIIG was merged with Arrival with Arrival being the listed entity. CIIG pre-acquisition
by Arrival did not have any operations and did not meet the definition of Business and hence the transaction was accounted an equity transaction in accordance with IFRS 2 “Share based Payments”.
In accordance with the guidance provided by the IFRS Interpretations Committee in March 2013, management identified the difference between the fair value of the shares deemed to have been issued by Arrival and the fair value of the identifiable net assets of CIIG and warrants transferred have been recorded as a Listing expense as a part of the Operating expenses in the condensed consolidated statement of profit or (loss) and other comprehensive income/(loss).

In thousands of euro	Nine months ended September 30, 2021
Listing expenses
Reverse merger impact in the unaudited condensed consolidated statement of profit or (loss) due to IFRS 2 accounting treatment
Fair value of shares issued	1,346,909
Fair Value of Warrants transferred	189,997

Total value of consideration	1,536,906
Less
Fair Value of net asset received	(534,297)

Total reverse merger impact in the unaudited condensed consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	1,002,609
Other expenses directly linked to the listing expense**	15,415

Total listing expense	1,018,024

**
Additionally, the company had incurred additional costs of EUR 15,415,000 in relation to the SPAC transaction and reverse merger which has been presented as a part of the Listing expense for the nine months ended September 30, 2021.